Employee Benefits and Private Pension Plan - Significant actuarial assumptions adopted (Detail)	Dec. 31, 2023	Dec. 31, 2022
Employee benefits and private pension plan
Discount rate for the actuarial obligation at present value	9.41%	9.97%
Average projected salary growth rate	6.83%	6.98%
Average projected bonus growth rate	7.33%	7.07%
Inflation rate (long term)	3.50%	3.50%
Growth rate of medical services	7.64%	7.64%
Average discount rate of medical services	9.53%	10.01%